Details of Significant Accounts - Share-based payment, schedule of movements of outstanding incentive stock option plan (Details) shares in Thousands, Option in Thousands	12 Months Ended
	Dec. 31, 2023 Option $ / shares	Dec. 31, 2022 Option shares $ / shares
No. of options
Options exercisable at December 31 (in shares) | shares		0
Incentive Stock Option Plan
No. of options
Options outstanding at January 1 (in shares)	26,629	23,046
Options granted (in shares)	0	8,388
Options forfeited (in shares)	0	(1,681)
Options exercised (in shares)	(26,629)	(3,124)
Options outstanding at December 31 (in shares)	0	26,629
Options exercisable at December 31 (in shares)	0	26,629
Weighted-average exercise price
Options outstanding at January 1 (in USD per share) | $ / shares	$ 0.21	$ 0.18
Options granted (in USD per share) | $ / shares	0	0.27
Options forfeited (in USD per share) | $ / shares	0	0.22
Options exercised (in USD per share) | $ / shares	0.21	0.10
Options outstanding at December 31 (in USD per share) | $ / shares	$ 0	$ 0.21